Note 4 - Earnings Per Common Share - Earnings Per Common Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Net Income		$ 220.8	$ 271.7	$ 88.6
Provision for preferred dividends		14.8	14.8	14.8
Income allocated to participating securities		0.3	0.4	0.1
Net Income Available to Common Shareholders		$ 205.7	$ 256.5	$ 73.7
Basic (in shares)		52.0	51.6	51.2
Basic Earnings Per Share of Common Stock (in dollars per share)		$ 3.96	$ 4.97	$ 1.44
Dilutive Effect of Restricted Stock and Restricted Stock Units (in millions)* (in shares)	[1]	0.1	0.1	0.1
Weighted Average Diluted Common Shares (in millions) (in shares)		52.1	51.7	51.3
Diluted Earnings Per Share of Common Stock (in dollars per share)		$ 3.95	$ 4.96	$ 1.44
* Calculation excludes certain outstanding common shares (shown in millions by period at the right) attributable to stock units subject to performance or market conditions and restricted stock, which could have a dilutive effect in the future (in shares)		0.1	0.1	0.1

[1]	Calculation excludes certain outstanding common shares (shown in millions by period at the right) attributable to stock units subject to performance or market conditions and restricted stock, which could have a dilutive effect in the future